Origination Fees	12 Months Ended
Dec. 31, 2012
Origination Fees

NOTE 11—ORIGINATION FEES

A summary of the balances of origination fees that are included in loans receivable in the consolidated balance sheet as of December 31 is as follows (in thousands):

	2012	2011
Loan origination fees gross	$1,334	$10,844
Un-accreted origination fees	(190)	(2,666)
Amortized loan originations costs	13	129

	$1,157	$8,307

Loan origination fees are fees payable to the Company on the date of loan maturity or repayment. Loan origination costs are deferred costs that are directly related to the creation of the loan receivable.